Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses and Other Payables
Other payables	¥ 11,479	$ 1,801	¥ 27,400
Accrued Liabilities and Other Liabilities, Total	¥ 11,479	$ 1,801	¥ 27,400